Dec. 21, 2020
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JANUARY 15, 2021 TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020 OF:
Invesco VRDO Tax-Free Weekly ETF (PVI)

(the “Fund”)
Important Notice Regarding Changes in the Name, Investment Objective, Underlying Index, Index
Provider, and Principal Investment Strategy of the Fund
At a meeting held on December 15, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund
Trust II approved changes to the name, investment objective, principal investment strategy, index provider and underlying index of the Fund. These changes will be effective as of the close of markets on March 24,
2021 (the “Effective Date”).
Therefore, as of market close on the Effective Date, the following changes will occur:
1.)
Name Change.
 The Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name
Invesco VRDO Tax-Free Weekly ETF	Invesco VRDO Tax-Free ETF
2.)
Underlying Index and Index Provider Change.
 ICE Data Indices, LLC will become the index provider
for the Fund and a new underlying index (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index
Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index	ICE ® US Municipal AMT-Free VRDO Constrained Index
3.)
Investment Objective Change.
 The Fund’s new investment objective will be to track the investment results (before fees and expenses) of the New Underlying Index.
4.)
Principal Investment Strategy Change.
 The Fund’s principal investment strategy will be to generally invest at least 80% of its total assets in the components of the New Underlying Index.
5.)
Description of New Underlying Index.
 The Underlying Index tracks the performance of U.S. dollar
denominated tax-exempt variable rate demand obligations that are publicly issued by U.S. states and territories, and their political subdivisions, and that have interest rates that reset daily, weekly or monthly. Securities eligible for the Underlying Index must have at least one day remaining term to final maturity, at least $10 million amount outstanding, an investment grade rating (based on an average of ratings from Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc.). Securities
whose interest is subject to the U.S. alternative minimum tax are excluded from the Underlying
Index. The Underlying Index is rebalanced monthly.